RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Transactions and Agreements with PBFX
PBF Holding entered into agreements with PBFX that establish fees for certain general and administrative services, and operational and maintenance services provided by the Company to PBFX. In addition, the Company executed terminal, pipeline and storage services agreements with PBFX under which PBFX provides commercial transportation, terminaling, storage and pipeline services to the Company. These agreements with PBFX include:
Contribution Agreements
Immediately prior to the closing of the contribution agreements, which PBF LLC entered into with PBFX (as defined in the table below, and collectively referred to as the “Contribution Agreements”), PBF Holding contributed certain assets to PBF LLC. PBF LLC in turn contributed those assets to PBFX pursuant to the Contribution Agreements. Certain proceeds received by PBF LLC from PBFX in accordance with the Contribution Agreements were subsequently contributed by PBF LLC to PBF Holding. The Contribution Agreements include the following:

Contribution Agreement	Contribution Date	Assets Contributed
Contribution Agreement I	5/8/2014	DCR Rail Terminal and the Toledo Truck Terminal
Contribution Agreement II	9/30/2014	DCR West Rack
Contribution Agreement III	12/11/2014	Toledo Storage Facility
Contribution Agreement IV	5/5/2015	Delaware City Products Pipeline and Truck Rack
Contribution Agreement V	8/31/2016	Torrance Valley Pipeline
Pursuant to Contribution Agreement V on August 31, 2016, PBF Holding contributed 50% of the issued and outstanding limited liability company interests of TVPC to PBF LLC. PBFX then acquired 50% of the issued and outstanding limited liability company interests of Torrance Valley Pipeline Company LLC (“TVPC”). TVPC's assets consist of the Torrance Valley Pipeline which include the M55, M1 and M70 pipeline systems, including pipeline stations with storage capacity and truck unloading capability at two of the stations.
PBFX Operating Company LP ("PBFX Op Co"), PBFX’s wholly-owned subsidiary, serves as TVPC's managing member. PBFX, through its ownership of PBFX Op Co, has the sole ability to direct the activities of TVPC that most significantly impact its economic performance. Accordingly, PBFX, and not PBF Holding, is considered to be the primary beneficiary for accounting purposes and as a result PBFX fully consolidates TVPC. Subsequent to the Contribution Agreement V, PBF Holding records an investment in equity method investee on its balance sheet for the 50% of TVPC that it owns. The carrying value of the Company's equity method investment in TVPC was $179,882 and $0 at December 31, 2016 and 2015, respectively. The equity investment in TVPC is included in the Non-Guarantor financial position and results of PBF Holding disclosed in "Note 22 - Condensed Consolidating Financial Statements of PBF Holding" as this subsidiary is not a guarantor of the Senior Secured Notes.
Commercial Agreements with PBFX
In connection with the Contribution Agreements described above, PBF Holding entered into long-term, fee-based commercial agreements with PBFX. Under these agreements, PBFX provides various pipeline, rail and truck terminaling and storage services to PBF Holding and PBF Holding has committed to provide PBFX with minimum fees based on minimum monthly throughput volumes. The fees under each of these agreements are supported by contractual fee escalations for inflation adjustments and certain increases in operating costs. PBF Holding believes the terms and conditions under these agreements, as well as the Omnibus Agreement (as defined below) and the Services Agreement (as defined below) each with PBFX, are generally no less favorable to either party than those that could have been negotiated with unaffiliated parties with respect to similar services.

These commercial agreements (as defined in the table below) with PBFX relating to the Contributed Assets include:

Service Agreements	Initiation Date	Initial Term	Renewals (a)	MVC	Force Majeure
Transportation and Terminaling
Delaware City Rail Terminaling Services Agreement	5/8/2014	7 years, 8 months	2 x 5	85,000 bpd	PBFX or PBF Holding can declare
Toledo Truck Unloading & Terminaling Services Agreement	5/8/2014	7 years, 8 months	2 x 5	5,500 bpd
Delaware West Ladder Rack Terminaling Services Agreement	10/1/2014	7 years, 3 months	2 x 5	40,000 bpd
Toledo Storage Facility Storage and Terminaling Services Agreement- Terminaling Facility (b)	12/12/2014	10 years	2 x 5	4,400 bpd
Delaware Pipeline Services Agreement	5/15/2015	10 years, 8 months	2 x 5	50,000 bpd
Delaware Pipeline Services Agreement- Magellan Connection	11/1/2016	2 years, 5 months	-	14,500 bpd
Delaware City Truck Loading Services Agreement- Gasoline (c)	5/15/2015	10 years, 8 months	2 x 5	30,000 bpd
Delaware City Truck Loading Services Agreement- LPGs (c)	5/15/2015	10 years, 8 months	2 x 5	5,000 bpd
Torrance Valley Pipeline Transportation Services Agreement- North Pipeline	8/31/2016	10 years	2 x 5	50,000 bpd
Torrance Valley Pipeline Transportation Services Agreement- South Pipeline	8/31/2016	10 years	2 x 5	70,000 bpd
Torrance Valley Pipeline Transportation Services Agreement- Midway Storage Tank	8/31/2016	10 years	2 x 5	55,000 barrels (d)
Torrance Valley Pipeline Transportation Services Agreement- Emido Storage Tank	8/31/2016	10 years	2 x 5	900,000 barrels per month
Torrance Valley Pipeline Transportation Services Agreement- Belridge Storage Tank	8/31/2016	10 years	2 x 5	770,000 barrels per month
Storage
Toledo Storage Facility Storage and Terminaling Services Agreement- Storage Facility (b)	12/12/2014	10 years	2 x 5	3,849,271 barrels (d)	PBFX or PBF Holding can declare
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(a)	PBF Holding has the option to extend the agreements for up to two additional five-year terms.

(b)
The Toledo Storage Facility Storage and Terminaling Services Agreement- Terminaling Facility and the Toledo Storage Facility Storage and Terminaling Services Agreement- Storage Facility are referred to herein collectively as the “Toledo Storage Facility Storage and Terminaling Services Agreement."

(c)
The Delaware City Truck Loading Services Agreement- Gasoline and the Delaware City Truck Loading Services Agreement- LPGs are referred to herein collectively as the “Delaware City Truck Loading Services Agreement."

(d)	Reflects the overall capacity of the storage facility. The storage MVC is subject to effective operating capacity of each tank which can be impacted by routine tank maintenance and other factors.

PBFX Plains Asset Purchase
On April 29, 2016, PBFX's wholly-owed subsidiary, PBF Logistics Products Terminals LLC, purchased four refined products terminals in the greater Philadelphia region (the "East Coast Terminals") from an affiliate of Plains All American Pipeline, L.P. (the "PBFX Plains Asset Purchase"). In connection with the PBFX Plains Asset Purchase, PBFX assumed certain commercial agreements that Plains All American Pipeline, L.P. had previously entered into with PBF Holding and subsequent to the PBFX Plains Asset Purchase on April 29, 2016, PBF Holding entered into additional commercial agreements with PBFX related to the East Coast Terminals. These agreements have initial terms ranging from approximately three months to five years and include:

•	tank lease agreements, under which PBFX provides tank lease services to PBF Holding at the East Coast Terminals, with MVCs of total aggregate shell capacity; and

•
terminaling service agreements, under which PBFX provides terminaling and other services to PBF Holding at the East Coast Terminals. The terminaling service agreements have no MVCs and are billed based on actual volumes throughput, other than a terminaling services agreement between the East Coast Terminals' Paulsboro, New Jersey location and PBF Holding with a 15,000 bpd MVC.

Omnibus Agreement
PBF Holding entered into an omnibus agreement by and among PBFX, PBF GP, PBF LLC and PBF Holding at the closing of the PBFX Offering for the provision of executive management services and support for accounting and finance, legal, human resources, information technology, environmental, health and safety, and other administrative functions, as well as (i) PBF LLC’s agreement not to compete with PBFX under certain circumstances, subject to certain exceptions, (ii) PBFX's right of first offer for ten years to acquire certain logistics assets retained by PBF Energy following the PBFX Offering, including certain logistics assets that PBF LLC or its subsidiaries may construct or acquire in the future, subject to certain exceptions, and (iii) a license to use the PBF Logistics trademark and name.

On August 31, 2016, PBF Holding and PBFX entered into the Fourth Amended and Restated Omnibus Agreement (as amended, the "Omnibus Agreement") in connection with the TVPC Acquisition resulting in an increase to the annual administrative fee to $4,000.
Services Agreement
In connection with the PBFX Offering, PBF Holding and certain of its subsidiaries entered into an operation and management services and secondment agreement with PBFX Holding, pursuant to which PBF Holding and its subsidiaries provide PBFX with the personnel necessary for PBFX to perform its obligations under the commercial agreements. PBFX reimburses PBF Holding for the use of such employees and the provision of certain infrastructure-related services to the extent applicable to its operations, including storm water discharge and waste water treatment, steam, potable water, access to certain roads and grounds, sanitary sewer access, electrical power, emergency response, filter press, fuel gas, API solids treatment, fire water and compressed air.
On August 31, 2016, PBF Holding and PBFX entered into the Fourth Amended and Restated Services Agreement (as amended, the "Services Agreement") in connection with the TVPC Acquisition resulting in an increased annual fee of approximately $6,386. As noted in "Note 21 - Subsequent Events", the Services Agreement was further amended in 2017.
The Services Agreement will terminate upon the termination of the Omnibus Agreement, provided that PBFX may terminate any service on 30 days’ notice.
Summary of Transactions with PBFX
A summary of revenue and expense transactions with PBFX is as follows:

	Year Ended December 31,
	2016	2015	2014
Revenues under affiliate agreements:
Services Agreement	$5,121	$4,533	$2,298
Omnibus Agreement	4,805	5,297	3,600
Total expenses under affiliate agreements	175,448	142,102	59,403

The total of revenues under affiliate agreements and expenses under affiliate agreements are included in "Revenues" and "Cost of sales, excluding depreciation", respectively, in the Company's statement of operations.
Fuel Strategies International, Inc. Agreement
The Company engaged Fuel Strategies International, Inc, the principal of which is the brother of the former Executive Chairman of the Board of Directors of PBF Energy, to provide consulting services relating to petroleum coke and commercial operations. For the years ended December 31, 2016 and 2015 there were no charges under this agreement. For the year ended December 31, 2014, the Company incurred charges of $588 under this agreement. This agreement has expired and is no longer in force.
Agreements with the Former Executive Chairman of the Board of Directors
The Company has an agreement with the former Executive Chairman of the Board of Directors of PBF Energy, for the use of an airplane that is owned by a company owned by the former Executive Chairman of PBF Energy. The Company pays a charter rate that is the lowest rate this aircraft is chartered to third-parties. For the years ended December 31, 2016, 2015 and 2014, the Company incurred charges of $824, $957, and $1,214, respectively, related to the use of this airplane.
Effective July 1, 2016, PBF Investments LLC entered into a Consulting Services Agreement with the former Executive Chairman of the Board of Directors of PBF Energy for executive consultation with respect to strategic, operational, business and financial matters. Consulting payments made under this agreement were $500 for the year ended December 31, 2016 and payments are expected to be $900 annually through the agreement expiration date of December 31, 2018.
Financial Sponsors
As of December 31, 2013, each of Blackstone and First Reserve, PBF Energy’s financial sponsors, had received the full return of its aggregate amount invested in PBF LLC Series A Units. As a result, pursuant to the amended and restated limited liability company agreement of PBF LLC, the holders of PBF LLC Series B Units are entitled to an interest in the amounts received by Blackstone and First Reserve in excess of their original investment in the form of PBF LLC distributions and from the shares of PBF Energy Class A Common Stock issuable to Blackstone and First Reserve (for their own account and on behalf of the holders of PBF LLC Series B Units) upon an exchange, and the proceeds from the sale of such shares. Such proceeds received by Blackstone and First Reserve are distributed to the holders of the PBF LLC Series B Units in accordance with the distribution percentages specified in the PBF LLC amended and restated limited liability company agreement. The total amount distributed to the PBF LLC Series B Unit holders for the years ended December 31, 2016 , 2015 and 2014 was $6,152, $19,592, and $130,523 respectively.
RELATED PARTY TRANSACTIONS
Transactions and Agreements with PBFX
PBF Holding entered into agreements with PBFX that establish fees for certain general and administrative services, and operational and maintenance services provided by the Company to PBFX. In addition, the Company executed terminal, pipeline and storage services agreements with PBFX under which PBFX provides commercial transportation, terminaling, storage and pipeline services to the Company. These agreements with PBFX include the agreements set forth below:
Contribution Agreements
Immediately prior to the closing of certain contribution agreements, which PBF LLC entered into with PBFX (collectively referred to as the “Contribution Agreements”), PBF Holding contributed certain assets to PBF LLC. PBF LLC in turn contributed those assets to PBFX pursuant to the Contribution Agreements. Certain proceeds received by PBF LLC from PBFX in accordance with the Contribution Agreements were subsequently contributed by PBF LLC to PBF Holding.
Pursuant to a Contribution Agreement entered into on February 15, 2017, PBF Holding contributed all of the issued and outstanding limited liability company interests of Paulsboro Natural Gas Pipeline Company LLC (“PNGPC”) to PBF LLC. PBFX Operating Company LP (“PBFX Op Co”), PBFX’s wholly-owned subsidiary, in turn acquired the limited liability company interests in PNGPC from PBF LLC in connection with the Contribution Agreement effective February 28, 2017. PNGPC owns and operates an existing interstate natural gas pipeline which serves PBF Holding's Paulsboro refinery (the “Paulsboro Natural Gas Pipeline”), which is subject to regulation by the Federal Energy Regulatory Commission (“FERC”). PNGPC has FERC approval for, and is in the process of constructing, a new pipeline (the “New Pipeline”) to replace the existing pipeline, which was placed in service in August 2017.
In consideration for the PNGPC limited liability company interests, PBFX delivered to PBF LLC (i) an $11,600 intercompany promissory note in favor of Paulsboro Refining Company LLC, a wholly owned subsidiary of PBF Holding (the “Promissory Note”), (ii) an expansion rights and right of first refusal agreement in favor of PBF LLC with respect to the New Pipeline and (iii) an assignment and assumption agreement with respect to certain outstanding litigation involving PNGPC and the existing pipeline.
Commercial Agreements
In connection with the Contribution Agreements, PBF Holding entered into long-term, fee-based commercial agreements with PBFX. Under these agreements, PBFX provides various pipeline, rail and truck terminaling and storage services to PBF Holding and PBF Holding has committed to provide PBFX with minimum fees based on minimum monthly throughput volumes. The fees under each of these agreements are supported by contractual fee escalations for inflation adjustments and certain increases in operating costs. PBF Holding believes the terms and conditions under these agreements, as well as the Omnibus Agreement (as defined below) and the Services Agreement (as defined below) each with PBFX, are generally no less favorable to either party than those that could have been negotiated with unaffiliated parties with respect to similar services.
These commercial agreements (as defined in the table below) with PBFX include:

Service Agreements	Initiation Date	Initial Term	Renewals (a)	Minimum Volume Commitments	Force Majeure
Transportation and Terminaling
Delaware City Rail Terminaling Services Agreement	5/8/2014	7 years, 8 months	2 x 5	85,000 bpd	PBFX or PBF Holding can declare
Toledo Truck Unloading & Terminaling Services Agreement	5/8/2014	7 years, 8 months	2 x 5	5,500 bpd
Delaware West Ladder Rack Terminaling Services Agreement	10/1/2014	7 years, 3 months	2 x 5	40,000 bpd
Toledo Storage Facility Storage and Terminaling Services Agreement- Terminaling Facility	12/12/2014	10 years	2 x 5	4,400 bpd
Delaware Pipeline Services Agreement	5/15/2015	10 years, 8 months	2 x 5	50,000 bpd
Delaware Pipeline Services Agreement- Magellan Connection	11/1/2016	2 years, 5 months	N/A	14,500 bpd
Delaware City Truck Loading Services Agreement- Gasoline	5/15/2015	10 years, 8 months	2 x 5	30,000 bpd
Delaware City Truck Loading Services Agreement- LPGs	5/15/2015	10 years, 8 months	2 x 5	5,000 bpd
East Coast Terminals Terminaling Services Agreements	5/1/2016	Various (f)	Evergreen	15,000 bpd (e)
East Coast Terminals Tank Lease Agreements	5/1/2016	Various (f)	Evergreen	350,000 barrels (c)
Torrance Valley Pipeline Transportation Services Agreement- North Pipeline	8/31/2016	10 years	2 x 5	50,000 bpd
Torrance Valley Pipeline Transportation Services Agreement- South Pipeline	8/31/2016	10 years	2 x 5	70,000 bpd
Torrance Valley Pipeline Transportation Services Agreement- Midway Storage Tank	8/31/2016	10 years	2 x 5	55,000 barrels (c)
Torrance Valley Pipeline Transportation Services Agreement- Emidio Storage Tank	8/31/2016	10 years	2 x 5	900,000 barrels per month
Torrance Valley Pipeline Transportation Services Agreement- Belridge Storage Tank	8/31/2016	10 years	2 x 5	770,000 barrels per month
Paulsboro Natural Gas Pipeline Services Agreement (b)	9/1/2011	15 years	Evergreen	N/A
Toledo Terminal Services Agreement (g)	5/1/2016	1 year	Evergreen	N/A
Storage
Toledo Storage Facility Storage and Terminaling Services Agreement- Storage Facility	12/12/2014	10 years	2 x 5	3,849,271 barrels (c)	PBFX or PBF Holding can declare
Chalmette Storage Agreement (d)	See note (d)	10 years	2 x 5	625,000 barrels
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(a)	PBF Holding has the option to extend the agreements for up to two additional five-year terms, as applicable, in the table above.

(b)
In connection with the PNGPC Contribution Agreement, PBFX assumed the current commercial transportation agreement between PNGPC and the Paulsboro refinery. Subsequent to the completion of the New Pipeline, PBF Holding will enter into a new transportation agreement with PBFX.

(c)
Reflects the overall capacity of the storage facility. The storage minimum volume commitment (“MVC”) is subject to effective operating capacity of each tank which can be impacted by routine tank maintenance and other factors.

(d)	The Chalmette Storage Agreement was entered into on February 15, 2017 but commences at the earlier of November 1, 2017 or the completion of the Chalmette Storage Tank construction (as defined below).

(e)
The East Coast Terminals terminaling service agreements have no MVCs and are billed based on actual volumes throughput, other than a terminaling services agreement between the East Coast Terminals' Paulsboro, New Jersey location and PBF Holding with a 15,000 bpd MVC.

(f)	The East Coast Terminal related party agreements include varying term lengths, ranging from one to five years.

(g)	Subsequent to the Toledo Terminal Acquisition, the Toledo Terminal was added to the East Coast Terminals Terminaling Service Agreements.
Other Agreements
In addition to the commercial agreements described above, at the closing of the PBFX Offering, PBFX entered into an omnibus agreement, which has been amended and restated in connection with the closing of each of the contribution agreements with PBF GP, PBF LLC and PBF Holding (as amended, the “Omnibus Agreement”). The Omnibus Agreement addresses the payment of an annual fee for the provision of various general and administrative services and reimbursement of salary and benefit costs for certain PBF Energy employees. The annual fee was increased to $6,900 per year effective as of January 1, 2017.
In connection with the PBFX Offering, PBFX also entered into an operation and management services and secondment agreement with PBF Holding and certain of its subsidiaries, pursuant to which PBF Holding and its subsidiaries provide PBFX with the personnel necessary for PBFX to perform its obligations under its commercial agreements. PBFX reimburses PBF Holding for the use of such employees and the provision of certain infrastructure-related services to the extent applicable to its operations, including storm water discharge and waste water treatment, steam, potable water, access to certain roads and grounds, sanitary sewer access, electrical power, emergency response, filter press, fuel gas, API solids treatment, fire water and compressed air. On February 28, 2017, PBF Holding and PBFX entered into a fifth amended and restated services agreement (as amended, the “Services Agreement”) in connection with the PNGPC Contribution Agreement, resulting in an increase to the annual fee to $6,696. The Services Agreement will terminate upon the termination of the Omnibus Agreement, provided that PBFX may terminate any service on 30 days’ notice.
In connection with the Chalmette Storage Agreement, PBF Holding’s subsidiary, Chalmette Refining, entered into a twenty-year lease for the premises upon which a new tank at the Chalmette refinery (the “Chalmette Storage Tank”) will be located (the “Lease”) and a project management agreement (the “Project Management Agreement”) pursuant to which Chalmette Refining will manage the construction of the tank. The Lease can be extended by PBFX Op Co for two additional ten year terms.
Summary of Transactions with PBFX
A summary of revenue and expense transactions with PBFX is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Revenues under affiliate agreements:
Services Agreement	$1,661	$1,121	$3,279	$2,243
Omnibus Agreement	1,630	1,415	3,284	2,259
Total expenses under affiliate agreements	58,355	37,965	114,557	74,514